Summary of Significant Accounting Policies - Change in Accounting Principle (Table) (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
		Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance Sheet
Investment in affiliates				$ 201,711	$ 204,808
Total non-current assets				1,645,018	1,676,742
Total assets				1,761,319	1,774,091
Total stockholders' equity		$ 522,269	$ 522,269	561,502	540,871	$ 490,793
Total liabilities and stockholders' equity				$ 1,761,319	$ 1,774,091
As previously reported
Balance Sheet
Investment in affiliates		183,922	183,922
Investment in available-for-sale securities		19,274	19,274
Total non-current assets		1,556,375	1,556,375
Total assets		1,670,298	1,670,298
Other comprehensive income		634	634
Total stockholders' equity		522,903	522,903
Total liabilities and stockholders' equity		1,670,298	1,670,298
Statement of Operations/ Statement of Comprehensive Income (1)
Unrealized holding income on investments in available-for-sale-securities		1,901	4,176
Other comprehensive income		1,901	4,176
Total comprehensive income	[1]	28,263	50,572
Correction Adjustment
Balance Sheet
Investment in affiliates		18,640	18,640
Investment in available-for-sale securities		(19,274)	(19,274)
Total non-current assets		(634)	(634)
Total assets		(634)	(634)
Other comprehensive income		(634)	(634)
Total stockholders' equity		(634)	(634)
Total liabilities and stockholders' equity		(634)	(634)
Statement of Operations/ Statement of Comprehensive Income (1)
Unrealized holding income on investments in available-for-sale-securities		(1,901)	(4,176)
Other comprehensive income		(1,901)	(4,176)
Total comprehensive income	[1]	(28,263)	(50,572)
As Revised
Balance Sheet
Investment in affiliates		202,562	202,562
Investment in available-for-sale securities		0	0
Total non-current assets		1,555,741	1,555,741
Total assets		1,669,664	1,669,664
Other comprehensive income		0	0
Total stockholders' equity		522,269	522,269
Total liabilities and stockholders' equity		1,669,664	1,669,664
Statement of Operations/ Statement of Comprehensive Income (1)
Unrealized holding income on investments in available-for-sale-securities		0	0
Other comprehensive income		0	0
Total comprehensive income	[1]	$ 0	$ 0

[1]	The Company no longer presents "Total Comprehensive Income" consistent with ASC 220-10-15-3(a) because following the correction, it has no other comprehensive income to report.